     As filed with the Securities and Exchange Commission on March 22, 2002.

                                                              File No. 333-83236
                                                                       ---------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                        Pre-Effective Amendment No. 1 [X]
                                                      ---
                     Post-Effective Amendment No. _____ [ ]

                     MORGAN STANLEY INSTITUTIONAL FUND TRUST
                              (Formerly MAS Funds)

           -----------------------------------------------------------
           (Exact name of Registrant as Specified in Trust Instrument)

                        c/o Morgan Stanley Investments LP
                        One Tower Bridge
                        100 Front Street, Suite 1100
                        P.O. Box 868
                        West Conshohocken, PA  19428-0868

           -----------------------------------------------------------
                        (Address of Principal Executive Office) (Zip Code)

                        (610) 940-5065
           -----------------------------------------------------------
                        (Area Code and Telephone Number)

                        Ronald E. Robison
                        Morgan Stanley Investment Management Inc.
                        1221 Avenue of the Americas
                        New York, NY 10020
           -----------------------------------------------------------
                        (Name and Address of Agent for Service)

                                     Copy to

                        Stuart M. Strauss, Esq.
                        Mayer, Brown, Rowe & Maw
                        1675 Broadway New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered:  Shares of Beneficial Interest.

No Filing Fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant proposes that the filing become effective, pursuant to Rule 488 under the Securities Act of 1933, as amended (to be accelerated to March 25, 2002 pursuant to Rule 461 under the Securities Act of 1933, as amended).

                     Morgan Stanley Institutional Fund Trust
                     Investment Grade Fixed Income Portfolio
                              High Yield Portfolio
                        Core Plus Fixed Income Portfolio

                                     PART C

                                Other Information

Item 15. Indemnification

     The response to this item is incorporated herein by reference to Exhibits 1 and 2 under Item 16 below and by reference to Item 25 of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A, dated January 30, 2002, which was filed electronically on January 30, 2002 ("Post-Effective Amendment No. 58") as an amendment to Registrant's Registration Statement on Form N-1A (File Nos. 811-03980 and 002-89729) (the "Registration Statement").

Item 16.  Exhibits

(1) Amended and Restated Declaration of Trust (the "Declaration") (incorporated herein by reference to Exhibit 1 of the Initial Registration Statement, filed on March 1, 1984); Amendment No. 1 to the Declaration, dated May 20, 1992 as filed as Exhibit 2 of Post-Effective Amendment No. 25, as filed on January 28, 1993 (incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 25 as filed on January 28, 1993); Amended and Restated Declaration of Trust dated November 18, 1993 (incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 42, as filed on July 15, 1996); Amended and Restated Declaration of Trust dated July 26, 2001 (incorporated herein by reference to Exhibit 1 to Registation Statement on Form N-14 as filed on March 22, 2002).

(2) By-Laws of Registrant (incorporated herein by reference to Exhibit 2 of the Initial Registration Statement, filed on March 1, 1984); By-Laws as filed as Exhibit 2 of Post Effective Amendment No. 29, as filed on December 27, 1993; Amended and Restated By-Laws dated November 21, 1996 (incorporated herein by reference to Exhibit 2 (b) of Post-Effective Amendment No. 43, as filed on January 29, 1997); By-Laws dated October 18, 2001 (incorporated herein by reference to Exhibit 2 to Registation Statement on Form N-14 as filed on March 22, 2002).

(3)  Not Applicable.

(4) Copy of Agreement and Plan of Reorganization (incorporated herein by reference to Exhibit 4 to Registation Statement on Form N-14 as filed on March 22, 2002).

(5)  Not Applicable.

(6) Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated July 1, 1988 (incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 8, as filed on February 18, 1987). Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated January 3, 1996 (incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 43, as filed January 29, 1997). Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated May 31, 1997 (incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 44, as filed on June 13, 1997). Amended Schedule A, dated November 16, 2000, to Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated May 31, 1997 9 (incorporated herein by reference to Exhibit (5)(d) of Post -Effective Amendment No. 57, as filed on January 20, 2001). Investment Sub-Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. dated May 3, 1999 (incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 55, as filed on March 31, 2000).

(7) Distribution Agreement with MAS Fund Distribution, Inc. dated April 13, 1993 (incorporated herein by reference to Exhibit (6) of Post-Effective Amendment No. 26, as filed on June 28, 1993). Distribution Agreement with MAS Fund Distribution, Inc. dated January 3, 1996 (incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 43, as filed January 29, 1997). Distribution Agreement with MAS Fund Distribution, Inc. dated May 31, 1997, (incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 50, as filed on July 10, 1998).

(8)  Not Applicable

(9) Custodian Agreement with State Street Bank & Trust Company (incorporated herein by reference to Exhibit (8) of the initial Registration Statement, as filed on March 1, 1984). Custodian Agreement with Morgan Stanley Trust Company dated September 1, 1993 (incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 41 filed on January 30, 1996). Custodian Agreement with United States Trust Company of New York dated July 22, 1994 (incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 41, as filed on January 30, 1996.) Amendment dated January 3, 1996 between Morgan Stanley Trust Company and MAS Funds (incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 41, as filed on January 30, 1996). Deferred Compensation Plan for MAS Funds Board of Trustees, as amended, (incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 44, as filed on June 13, 1997). Amendment dated July 22, 1994 to the Custody Agreement between MAS Funds and United states Trust Company of New York (incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 46, as filed on January 29, 1998).

(10) (a) Distribution Plan relating to Adviser Class Shares (incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 41, as filed on January 30, 1996).

     (b) Rule 18f-3 Multiple Class Plan (incorporated herein by reference to
         Exhibit 18 of Post-Effective Amendment No. 41, as filed on January 30,
         1996)

(11) (a) Opinion and consent of Mayer, Brown, Rowe & Maw (incorporated herein by reference to Exhibit 11(a) to Registation Statement on Form N-14 as filed on March 22, 2002).

     (b) Opinion and consent of Morgan Lewis and Bockius LLP (incorporated herein by reference to Exhibit 11(b) to Registation Statement on Form N-14 as filed on March 22, 2002).

(12) Opinion and consent of Mayer, Brown, Rowe & Maw regarding tax matters (incorporated herein by reference to Exhibit 12 to Registation Statement on Form N-14 as filed on March 22, 2002).

(13) Not Applicable.

(14) Consent of Independent Auditors Deloitte & Touche LLP (incorporated herein by reference to Exhibit 14 to Registation Statement on Form N-14 as filed on March 22, 2002) and Ernst & Young LLP (filed herewith).

(15) Not Applicable.

(16) Powers of Attorney for Barton M. Biggs, John D. Barrett, Gerard E. Jones, Joseph J. Kearns, Vincent R. McLean, C. Oscar Morong, William G. Morton, Michael Nugent, and Fergus Reid (incorporated herein by reference to Exhibit 99.Q of Post-Effective Amendment No. 58, as filed on January 30,
     2002).

(17) (a) Proxy Cards. (incorporated herein by reference to Exhibit 17 to Registation Statement on Form N-14 as filed on March 22, 2002).

     (b) Prospectus for Morgan Stanley Institutional Fund, Inc. (Fixed Income III Fund) dated May 1, 2001 (incorporated herein by reference to
         Exhibit 17(b) to Registation Statement on Form N-14 as filed on March 22, 2002).

     (c) Prospectus for Morgan Stanley Institutional Fund, Inc. (High Yield II
         Fund) dated May 1, 2001, (incorporated herein by reference to Exhibit 17(c) to Registation Statement on Form N-14 as filed on March
         22, 2002).

     (d) Prospectus for Morgan Stanley Institutional Fund Trust,
         Institutional Class, (Special Purpose Fund, Core Plus Fund, Investment Grade Fund, High Yield Fund), dated January 31, 2002 (incorporated herein by reference to Exhibit 17(d) to Registation Statement on Form N-14 as filed on March 22, 2002).

     (e) Prospectus for Morgan Stanley Institutional Fund Trust, Adviser
         Class, (Core Plus Fund, Investment Grade Fund, High Yield Fund), dated January 31, 2002 (incorporated herein by reference to Exhibit 17(e) to Registation Statement on Form N-14 as filed on March 22, 2002).

     (f) Statement of Additional Information for Morgan Stanley Institutional Fund, Inc., dated May 1, 2001, as supplemented on November 27, 2001 (incorporated herein by reference to Exhibit 17(f) to Registation Statement on Form N-14 as filed on March 22, 2002).

     (g) Statement of Additional Information for Morgan Stanley Institutional Fund Trust dated January 31, 2001 (incorporated herein by reference to
          Exhibit 17(g) to Registation Statement on Form N-14 as filed on March 22, 2002).

     (h) Audited Financial Statements dated September 30, 2001 for the Morgan Stanley Institutional Fund Trust (incorporated herein by reference to
          Exhibit 17(h) to Registation Statement on Form N-14 as filed on March 22, 2002).

     (i) Audited Financial Statements dated December 31, 2001 for the Morgan Stanley Institutional Fund, Inc. (filed herewith).

Item 17. Undertakings

     1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this registration statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 22nd day of March, 2002.

                                        Morgan Stanley Institutional Fund Trust

                                        By: /s/ Ronald E. Robison
                                            ---------------------
                                        Title:

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 8th of February, 2002.

         Signature                      Title                        Date
         ---------                      -----                        ----

/s/ Ronald E. Robinson                 President                 March 22, 2002
----------------------
Ronald E. Robison

/s/ Barton M. Biggs               Chairman and Trustee           March 22, 2002
----------------------
Barton M. Biggs

/s/ John D. Barrett                     Trustee                  March 22, 2002
----------------------
John D. Barrett

/s/ Gerard E. Jones                     Trustee                  March 22, 2002
----------------------
Gerard E. Jones

/s/ Joseph J. Kearns                    Trustee                  March 22, 2002
----------------------
Joseph J. Kearns

/s/ Vincent R. McLean                   Trustee                  March 22, 2002
----------------------
Vincent R. McLean

/s/Oscar Morong                         Trustee                  March 22, 2002
----------------------
Oscar Morong

/s/ William G. Morton                  President                 March 22, 2002
----------------------
William G. Morton

/s/ Michael Nugent                     Treasurer                 March 22, 2002
----------------------
Michael Nugent

/s/Fergus Reid                          Trustee                  March 22, 2002
----------------------
Fergus Reid
By:/s/ Ronald E. Robison

                                  EXHIBIT INDEX

EX-99.14           Consent of Ernst & Young LLP, Independent Auditors.

EX-99.17(i)        Audited Financial Statements dated December 31, 2001 for the
                   Morgan Stanley Institutional Fund, Inc.